OTHER COMPREHENSIVE INCOME (LOSS) INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification adjustments
Sales	$ 3,559.5	$ 3,484.0	$ 3,337.8	$ 2,872.1	$ 3,045.8	$ 3,023.3	$ 2,958.7	$ 2,810.9	$ 13,253.4	$ 11,838.7	$ 6,798.5
Cost of sales	1,963.8	1,882.8	1,828.6	1,564.9	1,644.2	1,616.4	1,608.9	1,614.0	7,240.1	6,483.5	3,475.6
SG&A	1,104.9	1,097.4	1,083.3	995.8	971.1	977.7	981.7	989.7	4,281.4	3,920.2	2,438.1
Interest expense, net	67.6	67.0	66.2	61.5	62.5	64.2	63.9	86.1	262.3	276.7	74.2
Income before income taxes	(403.0)	(409.0)	(286.1)	(200.2)	(333.3)	(337.0)	(262.6)	(79.7)	(1,298.3)	(1,012.6)	(679.6)
Tax impact	113.4	101.8	70.3	39.2	98.8	97.7	79.2	35.6	324.7	311.3	216.3
Net of Tax	(289.6)	(307.2)	(215.8)	(161.0)	(234.5)	(239.3)	(183.4)	(44.1)	(973.6)	(701.3)	(463.3)
Derivative losses reclassified from AOCI into income, net of tax									3.2	1.1	5.1
Pension and postretirement net actuarial loss and prior service cost reclassified from AOCI into income									46.4	35.0	21.4
Derivative & Hedging Instruments | Reclassifications adjustments
Reclassification adjustments
Income before income taxes									4.9	2.0	7.3
Translation & other insignificant activity									0.9	0.5	(0.4)
Tax impact									(3.5)	(0.7)	7.2
Net of Tax									7.0	(0.1)	(10.2)
Derivative & Hedging Instruments | Foreign currency forward contracts
Reclassification adjustments
Amount recognized in AOCI									4.7	(1.9)	(24.3)
Derivative & Hedging Instruments | Foreign currency forward contracts | Reclassifications adjustments
Reclassification adjustments
Sales										0.1	0.3
Cost of sales									0.8	(2.0)	4.7
SG&A										(0.2)	1.5
Derivative & Hedging Instruments | Interest rate swap | Reclassifications adjustments
Reclassification adjustments
Interest expense, net									4.1	4.1	0.8
Pension & Postretirement Benefits
Reclassification adjustments
Amount recognized in AOCI									528.2	(238.6)	(183.4)
Amount reclassified from AOCI Amortization of net actuarial loss and prior service costs and benefits adjustments									72.9	50.3	36.1
Pension & Postretirement Benefits | Reclassifications adjustments
Reclassification adjustments
Income before income taxes									601.1	(188.3)	(147.3)
Tax impact									(218.2)	57.1	60.0
Net of Tax									$ 382.9	$ (131.2)	$ (87.3)